Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 215.8	$ 215.4	$ 190.1
Foreign currency translation adjustment:
Translation (loss) gain	(53.3)	43.6	(49.5)
Reclassifications to net income	10.8
Pension and other postretirement benefits:
Net actuarial gain (loss)	68.2	(111.6)	(158.7)
Prior service (cost) credit	(19.9)		34.1
Reclassifications to net income:
Amortization of net actuarial loss	28.4	20.3	14.3
Amortization of prior service credit	(3.3)	(4.0)	(1.7)
Amortization of transition asset	(0.1)	(0.5)	(0.5)
Net curtailment on pension and post-retirement benefit obligations	(13.3)
Settlement on pension obligations	1.2	0.6	(0.1)
Derivative financial instruments:
Losses (gains) recognized on cash flow hedges	1.0	(1.8)	(3.0)
Reclassifications to net income	0.3	9.7	6.4
Other comprehensive income (loss), before tax	20.0	(43.7)	(158.7)
Income tax expense (benefit) related to items of other comprehensive income (loss)	23.1	(28.9)	(38.4)
Other comprehensive (loss), net of tax	(3.1)	(14.8)	(120.3)
Total comprehensive income, net of tax	$ 212.7	$ 200.6	$ 69.8